Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. organization and principal activities

Business

Reitar Logtech Holdings Limited (the “Company”), through its wholly owned subsidiaries, is engaged in (i) provision of construction management and engineering design services and (ii) asset management and investment, and professional consultancy services in Hong Kong. The products from provision of construction management and engineering design services are cold storage facilities, automated warehouses, renovated offices and tailor-made electrical systems; it also includes leasing of warehouses under operating leases to non-related parties. The services from asset management and professional consultancy services are asset management services for construction projects involving refrigerated storage and warehouses and professional consultancy services for construction projects involving renovation work, interior design and modification work of commercial units and residential or commercial redevelopment work.

Organization and reorganization

The Company was incorporated under the laws of the Cayman Islands as a limited company on September 15, 2022 and as a holding company. The Company allotted and issued 1 share to Mr. Chun Yip Yiu (“Mr. Yiu”) and 1 share to Mr. Hau Lim Chung (“Mr. Chung”) on the date of incorporation.

Reitar Logtech Engineering Limited, a British Virgin Islands (“BVI”) business company limited by shares incorporated in the BVI on September 15, 2022, is the immediate holding company of Kamui Development Group Limited. The equity interest of Reitar Logtech Engineering Limited was ultimately held as to 50% by Mr. Yiu and 50% by Mr. Chung through certain intermediate holding companies prior to the group reorganization (the “Group Reorganization”) (see below).

Kamui Development Group Limited, a company with limited liability incorporated in Hong Kong on October 24, 2022, is the subsidiary of Reitar Logtech Engineering Limited.

Pursuant to a Group Reorganization, to rationalize the structure of the Company and its subsidiary companies (collectively, the “Group”) in preparation for the listing of the Company’s shares, the Company became the holding company of the Group on November 8, 2022, which involved (i) the transfer of the entire equity interest of Kamui Cold Chain Engineering & Service Limited, Kamui Logistics Automation System Limited and Kamui Construction & Engineering Group Limited by the wholly-owned company of Mr. Yiu and Mr. Chung, Kamui Group Development Limited (“KGDL”), to Kamui Development Group Limited; and (ii) the transfer of entire equity interest of Reitar Logtech Engineering Limited by Smart Wealthy Investment Limited and Integrated Intelligence Investment Limited, which are wholly-owned by Mr. Yiu and Mr. Chung, respectively, in exchange for an allotment and issuance of 4,999 and 4,999 shares of the Company. The Company, together with its wholly owned subsidiaries, are effectively controlled by the same shareholders, i.e., ultimately held as to 50% by Mr. Yiu and 50% by Mr. Chung, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidated balance sheets as of March 31, 2024 and 2025 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as of the relevant balance sheet date as if the current group structure had been in existence at those dates.

On November 9, 2022, the Company acquired 100% equity interest of Reitar Capital Partners Limited, a limited liability company incorporated in the BVI, which directly owns 100% shares of Reitar Logtech Group Limited and indirectly owns 100% shares of Reitar Cold Chain Limited (“RCC”), Reitar Properties Leasing Limited, Reithub Consulting Limited and Reitar Asset Management Limited (collectively the “Reitar Group”), through the issuance of 10,000 additional ordinary shares of the Company.

On December 18, 2023, the Company amended its memorandum of association to re-designate the 20,000 issued ordinary shares into Class A Ordinary Shares with a par value of US$0.0001 each and 10,000 Class B Ordinary Shares are allotted and issued to shareholders proportionally, with a par value US$0.0001 each. Pursuant to the memorandum of association, holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to fifteen (15) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

On April 16, 2024, the Company effected a share split at a ratio of 1-to-2,000. As a result of the share split, the authorized share capital of the Company was changed to US$50,000 divided into (i) 900,000,000,000 Class A Ordinary Shares of par value of US$0.00000005 each and (ii) 100,000,000,000 Class B Ordinary Shares of par value of US$0.00000005 each. As a result, a total of 40,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares were issued after the share split as of the date hereof.

In May 2025, our Company acquired 100% equity interest of Jingxing Holdings Limited (“Jingxing Holdings”), a company incorporated in the British Virgin Islands, which wholly-owns Jingxing Storage Equipment Engineering (H.K.) Limited (“Jingxing Storage”), a company incorporated in Hong Kong engaging in the design, supply and installation of storage racking system, from the then existing shareholders of Jingxing Holdings, namely Mr. Wong Kwok Chung, Mr. Chen Dong and KLA Smart Capital Limited.

On September 30, 2025, the Company entered into an sales and purchase agreement (the “Agreement”) with Trico Partners Limited (“TricoPartners”) pursuant to which Trico Partners further acquired a 2% equity interest in VBS with a consideration of HK$5,000 (US$641).Upon closing of the agreement, the Company released total 51% equity interests to Trico Partners. Therefore, starting from September 30,2025, the Company has no power to direct the relevant activities of VBS due to the loss of control over VBS. Accordingly, the Company deconsolidated VBS and its wholly owned subsidiary, Alvin Design And Construction Company Limited, on that date.

The Company considered that the above share amendment was part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the above share amendment.

As of the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited)	— A BVI company — Incorporated on September 15, 2022 — Issued share capital of US$202 — Investment holding	Wholly owned by the Company
Kamui Development Group Limited	— A Hong Kong company — Incorporated on October 24, 2022 — Issued share capital of HK$1 — Investment holding	Indirectly wholly owned by the Company
KLA-iBotics Holdings Limited	— A BVI company — Incorporated on May 20, 2025 — Issued share capital of nil as no par value — Investment holding	30% owned by the Kamui Development Group Limited*
Kamui Cold Chain Engineering & Service Limited	— A Hong Kong company — Incorporated on October 26, 2015 — Issued share capital of HK$100 — Provision of construction and engineering services	Wholly owned by Kamui Development Group Limited
Kamui Logistics Automation System Limited	— A Hong Kong company — Incorporated on January 22, 2013 — Issued share capital of HK$10,000 — Provision of construction and engineering services	Wholly owned by KLA-iBotics Holdings Limited*
Jingxing Holdings Limited	— A BVI company — Incorporated on April 29, 2025 — Acquired on May 30, 2025 — Issued share capital of HK$7,000 — Provision of construction and engineering services	Wholly owned by KLA-iBotics Holdings Limited*
Jingxing Storage Equipment Engineering (H.K.) Limited	— A Hong Kong company — Incorporated on January 14, 2000 — Acquired on May 30, 2025 — Issued share capital of HK$1,000 — Provision of construction and engineering services	Wholly owned by Jingxing Holdings Limited*
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited)	— A Hong Kong company — Incorporated on December 16, 2016 — Issued share capital of HK$1 — Provision of construction and engineering services	Wholly owned by Kamui Development Group Limited
Vincit EngTech Co., Limited	— A Hong Kong company — Incorporated on July 14, 2023 — Issued share capital of HK$1,000 — Provision of construction and engineering services	75% owned by Kamui Cold Chain Engineering & Service Limited
Reitar Capital Partners Limited	— A BVI company — Incorporated on May 11, 2020 — Issued share capital of USD$100 — Intermediate holding company	Wholly owned by the Company
Reitar Logtech Group Limited	— A Hong Kong company — Incorporated on June 3, 2020 — Issued share capital of HK$100 — Intermediate holding company — Provision of asset and project management services	Wholly owned by Reitar Capital Partners Limited

Name	Background	Ownership
Reitar Cold Chain Limited	— A Hong Kong company — Incorporated on February 26, 2021 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reitar Properties Leasing Limited	— A Hong Kong company — Incorporated on Mar 1, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reithub Consulting Limited	— A Hong Kong company — Incorporated on February 28, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reitar Asset Management Limited	— A Hong Kong company — Incorporated on June 14, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Cogen Advisory Limited	— A Hong Kong company — Incorporated on September 1, 2022 — Issued share capital of HK$100 — Provision of professional consultancy services	51% owned by Reitar Logtech Group Limited
Cogen Investment (WS) Limited	— A Hong Kong company — Incorporated on February 1, 2023 — Issued share capital of HK$100 — Provision of professional consultancy services	Wholly owned by Cogen Advisory Limited
Cogen Operation Limited	— A Hong Kong company — Incorporated on September 30, 2022 — Fully acquired on May 15, 2023 — Issued share capital of HK$10,000 — Provision of asset and project management services	Wholly owned by Cogen Advisory Limited
Winner Logistics Network Limited	— A Hong Kong company — Incorporated on August 1, 2024 — Acquired on November 15, 2024 — Issued share capital of HK$10,000 — Provision of asset and project management services	51% owned by Cogen Operation Limited
A.R.E. Holdings Limited	— A BVI company — Incorporated on May 22, 2025 — Issued share capital of USD$100 — Intermediate holding company	51% owned by Reitar Logtech Group Limited
A.R.E. CommTech Limited	— A Hong Kong company — Incorporated on June 2, 2025 — Issued share capital of HK$1 — Provision of asset and project management services	Wholly owned by A.R.E. Holdings Limited
Pine Forest Holdings Limited	— A BVI company — Incorporated on July 9, 2025 — Issued share capital of USD$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited
Pine Forest Holdings Limited	— A BVI company — Incorporated on 3 June, 2020 — Issued share capital with US$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited

Name	Background	Ownership
Smart Pointer Legtech Limited	— A Hong Kong company — Incorporated on April 29, 2025 — Issued share capital of HK$7,000 — Inactive	51% owned by Pine Forest Holdings Limited
Zhen Origin Foodtech Group Limited	— A Hong Kong company — Incorporated on September 3, 2025 — Issued share capital of HK$10,000 — Trading of agricultural products	Wholly owned by Reitar Logtech Group Limited
FTT Rich Harvest Group Limited	— A Hong Kong company — Incorporated on September 16, 2025 — Issued share capital of HK$100 — Trading of food	51% owned by Reitar Logtech Group Limited
FTT Rich Harvest NutriChoice Limited	— A Hong Kong company — Incorporated on January 15, 2026 — Issued share capital of HK$100 — Inactive	51% owned by Reitar Logtech Group Limited
Ziyu Group Holdings Limited	— A BVI company — Incorporated on October 13, 2025 — Issued share capital of US$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited
Ziyu Food Labs Limited	— A Hong Kong company — Incorporated on October 23, 2025 — Issued share capital of HK$100 — Inactive	Wholly owned by Ziyu Group Holdings Limited
AgroSmart Chain Limited	— A Hong Kong company — Incorporated on December 11, 2025 — Issued share capital of HK$100 — Inactive	51% owned by Reitar Logtech Group Limited
You You Culture Group Limited	— A Hong Kong company — Incorporated on January 15, 2026 — Issued share capital of HK$100 — Inactive	51% owned by Reitar Logtech Group Limited
LMT Holdings Limited	— A BVI company — Incorporated on March 26, 2026 — Issued share capital of US$100 — Intermediate holding company	51% owned by Reitar Logtech Group Limited

*	Although the Company holds 30% of the equity interests in KLA-iBotics Holdings Limited, the Company exercises control over through its ownership of 100% of the Class B Ordinary Shares, each carrying twenty votes per share, compared to one vote per Class A Ordinary Share. As a result, the Company holds approximately 89.55% of the total voting power and has the ability to direct the activities that most significantly affect KLA-iBotics Holdings Limited’ economic performance. Accordingly, the Company has a controlling financial interest in KLA-iBotics Holdings Limited under ASC 810, Consolidation, and therefore consolidates Kamui Logistics Automation System Limited and Jingxing Holdings in its consolidated financial statements.